PIMCO Funds: Pacific Investment Management Series

Supplement dated November 22, 2002 to the Class A, B and C
Prospectus dated July 31, 2002

Disclosure relating to the Money Market and Short-Term Funds

Effective January 1, 2003, the administrative fee for the Money Market and Short-Term Funds will be increased from the current rate of 0.35% to a rate of 0.40% of each Fund's average daily net assets.

The following are revised Expense Examples to reflect the administrative fee increase for each of the Funds:

Examples. The Examples are intended to help you compare the costs of investing in Class A, B or C shares of each of the Funds with the costs of investing in other mutual funds. The Examples assume that you invest in $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Money Market Fund
	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$ 66	$ 208	$ 362	$ 810	$ 66	$ 208	$ 362	$ 810
Class B	658	790	1,045	1,601*	158	490	845	1601*
Class C	166	208	362	810	66	208	362	810
* For Class B Shares purchased prior to January 1, 2002, this amount is $1,465.

Short-Term Fund
	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$ 297	$ 503	$ 726	$ 1,366	$ 297	$ 503	$ 726	$ 1,366
Class B	682	863	1,170	1,887*	182	563	970	1,887*
Class C	229	403	697	1,534	129	403	697	1,534
* For Class B Shares purchased prior to January 1, 2002, this amount is $1,764.

Disclosure relating to the Convertible and Strategic Balanced Funds

On November 19, 2002, the Board of Trustees of PIMCO Funds: Pacific Investment Management Series approved a Plan of Termination pursuant to which the Convertible and Strategic Balanced Funds will liquidate Class A, B and C shares of each Fund on or before March 31, 2003. Effective immediately, the Convertible and Strategic Balanced Funds will no longer sell shares to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other PIMCO Funds.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds: Pacific Investment Management Series

Supplement dated November 22, 2002 to the Municipal
Bond Prospectus dated July 31, 2002

Disclosure relating to the California Intermediate Municipal Bond,
California Municipal Bond, Municipal Bond, New York Municipal
Bond and Short Duration Municipal Income Funds

Effective January 1, 2003, the administrative fee for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds will be increased from the current rate of 0.35% to a rate of 0.40% of each Fund's average daily net assets.

The following are revised Expense Examples to reflect the administrative fee increase for each of the Funds:

Examples. The Examples are intended to help you compare the costs of investing in of each of the Funds with the costs of investing in other mutual funds. The Examples assume that you invest in $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

California Intermediate Municipal Bond Fund
	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$ 390	$ 581	$ 789	$ 1,386	$ 390	$ 581	$ 789	$ 1,386

California Municipal Bond Fund
	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$ 391	$ 584	$ 794	$ 1,397	$ 391	$ 584	$ 794	$ 1,397

Municipal Bond Fund
	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$ 389	$ 578	$ 784	$ 1,375	$ 389	$ 578	$ 784	$ 1,375
Class B	668	820	1,097	1,753*	168	520	897	1,753*
Class C	243	443	766	1,680	143	443	766	1,680
* For Class B Shares purchased prior to January 1, 2002, this amount is $1,637.

New York Municipal Bond Fund
	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$ 391	$ 584	$ 794	$ 1,397	$ 391	$ 584	$ 794	$ 1,397

Short Duration Municipal Income Fund
	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$ 285	$ 466	$ 662	$ 1,228	$ 285	$ 466	$ 662	$ 1,228
Class C	217	365	633	1,398	117	365	633	1,398

Investors Should Retain This Supplement For Future Reference

PIMCO Funds: Pacific Investment Management Series

Supplement dated November 22, 2002 to the Class D
Prospectus dated July 31, 2002

Disclosure relating to the Convertible and Strategic Balanced Funds

On November 19, 2002, the Board of Trustees of PIMCO Funds: Pacific Investment Management Series approved a Plan of Termination pursuant to which the Convertible and Strategic Balanced Funds will liquidate Class D shares of each Fund on or before March 31, 2003. Effective immediately, the Convertible and Strategic Balanced Funds will no longer sell shares to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other PIMCO Funds.

Investors Should Retain This Supplement For Future Reference